UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           February 12, 2010
-----------------              ------------------           -----------------
   [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $453,653 (thousands)


List of Other Included Managers:

         None.


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

                                                       LUXOR CAPITAL GROUP, LP
                                         FORM 13F INFORMATION TABLE FOR QUARTER ENDED 9/30/2009


                                                             VALUE    SHRS OR SH/ CALL/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN PUT   DISCRETION  MANAGERS Sole     Shared  None
--------------               -------------     ----------- --------   ------- --- ----- ----------  -------- -----    ------  -----
ALLIANCE ONE INTL INC        COM                18772103    5,827    1,194,019 SH         SOLE                1,194,019
AMERICAN WTR WKS CO INC NEW  COM                30420103    6,492      289,692 SH         SOLE                  289,692
AMERICAN WTR WKS CO INC NEW  COM                30420903   12,998      580,000 SH CALL    SOLE                  580,000
AMERISOURCEBERGEN CORP       COM               03073E105   17,774      681,761 SH         SOLE                  681,761
BEAZER HOMES USA INC         COM               07556Q105    4,912    1,014,920 SH         SOLE                1,014,920
BERKLEY W R CORP             COM                84423102   24,743    1,004,166 SH         SOLE                1,004,166
BHP BILLITON PLC             SPONSORED ADR     05545E209   27,672      433,383 SH         SOLE                  433,383
CAPLEASE INC                 COM               140288101    9,770    2,230,483 SH         SOLE                2,230,483
CARDERO RES CORP             COM               14140U105   14,919   10,732,920 SH         SOLE               10,732,920
COINSTAR INC                 COM               19259P300    4,315      155,311 SH         SOLE                  155,311
E TRADE FINANCIAL CORP       COM               269246104    7,087    4,049,999 SH         SOLE                4,049,999
E TRADE FINANCIAL CORP       NOTE 8/3          269246AZ7   29,703   17,615,000 PRN        SOLE               17,615,000
EBIX INC                     COM NEW           278715206   26,858      550,035 SH         SOLE                  550,035
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1   29257MAB6    6,652    8,075,000 PRN        SOLE                8,075,000
ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1   292659AA7   17,800   27,813,000 PRN        SOLE               27,813,000
GLOBE SPECIALTY METALS INC   COM               37954N206   64,514    6,863,225 SH         SOLE                6,863,225
HEALTH NET INC               COM               42222G108   20,113      863,591 SH         SOLE                  863,591
ICONIX BRAND GROUP INC       COM               451055107    9,378      741,358 SH         SOLE                  741,358
ISTAR FINL INC               FRNT 10/0         45031UBF7   16,917   30,685,000 PRN        SOLE               30,685,000
LEAR CORP                    COM NEW           521865204   19,130      282,814 SH         SOLE                  282,814
MODUSLINK GLOBAL SOLUTIONS I COM               60786L107    2,760      293,262 SH         SOLE                  293,262
NCI BUILDING SYS INC         COM               628852105      300      165,483 SH         SOLE                  165,483
PENN VA CORP                 COM               707882106   44,294    2,080,484 SH         SOLE                2,080,484
POPULAR INC                  COM               733174106    7,906    3,498,234 SH         SOLE                3,498,234
RIGEL PHARMACEUTICALS INC    COM NEW           766559603    4,970      522,628 SH         SOLE                  522,628
SEARCHMEDIA HOLDINGS LTD     SHS               G8005Y106    5,230      715,486 SH         SOLE                  715,486
SEARCHMEDIA HOLDINGS LTD     *W EXP 99/99/999  G8005Y114      334       45,703 SH         SOLE                   45,703
SPECTRUM PHARMACEUTICALS INC COM               84763A108    3,094      696,781 SH         SOLE                  696,781
TOMOTHERAPY INC              COM               890088107      438      112,250 SH         SOLE                  112,250
WELLPOINT INC                COM               94973V107   33,448      573,821 SH         SOLE                  573,821
XENOPORT INC                 COM               98411C100    3,305      178,098 SH         SOLE                  178,098
